INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2019
Income Taxes [Abstract]
Schedule of income tax expense
Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2019	2018	2019	2018
Current income taxes	250	296	163	164
Deferred income taxes	10	(43)	18	(28)
Income tax expense	260	253	181	136
Effective tax rate*	30.1%	78.8%	70.7%	84.0%
* Effective tax rate for prior year comparatives has been recalculated based on restated profit / (loss) before tax, arising from the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.